Equity Method Investments - Schedule of Equity Method Investment (Details) - Lab Services MSO [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investment [Line Items]
Equity investment carrying amount, Beginning balance	$ 10,636,544	$ 12,095,020
Lab Services MSO’s net income attributable to the Company	503,833	79,923
Sale of equity investment	(11,029,221)
Intangible assets amortization amount	(111,156)	(666,932)
Distribution of earnings from equity investment		(611,888)
Impairment of goodwill		(259,579)
Equity investment carrying amount, Ending balance		$ 10,636,544